Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Estimated Useful Lives of Property, Equipment and Software, Net

The estimated useful lives are as follows:

Computers	3 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Estimated Economic Lives of Intangible Assets with Finite Useful Life	The estimated economic lives are as follows:

Software and other intangible assets	3 -10 years
Acquired customer relationship	10 years